Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Summary of Assets Lease, Property and Equipment, Net

Assets leased to franchisees and other third parties under operating leases, where we are the lessor, that are included within our property and equipment, net was as follows (in millions):

	As of December 31,
	2014	2013
Land	$941.4	$421.7
Buildings and improvements	1,081.8	397.9
Restaurant equipment	36.5	2.7

Gross property and equipment leased	2,059.7	822.3
Accumulated depreciation	(153.5)	(130.3)

Net property and equipment leased	$1,906.1	$692.0

Summary of Net Investment, Direct Financing Leases

Our net investment in direct financing leases was as follows (in millions):

	As of December 31,
	2014	2013
Future rents to be received
Future minimum lease receipts	$154.4	$184.8
Contingent rents(1)	78.1	92.1
Estimated unguaranteed residual value	22.2	23.8
Unearned income	(97.1)	(120.5)
Allowance on direct financing leases	(0.3)	(0.3)

	157.3	179.9
Current portion included within trade receivables	(16.8)	(16.8)

Net investment in property leased to franchisees	$140.5	$163.1

(1)	Amounts represent estimated contingent rents recorded in connection with the acquisition method of accounting.

Summary of Future Minimum Lease Receipts and Commitments

As of December 31, 2014, future minimum lease receipts and commitments were as follows (in millions):

	Lease Receipts		Lease Commitments (a)
	Direct Financing Leases	Operating Leases	Capital Leases	Operating Leases
2015	$22.8	$366.1	$36.5	$196.6
2016	22.5	331.9	38.8	179.3
2017	21.9	300.4	30.4	161.6
2018	20.4	268.6	30.6	155.6
2019	15.2	236.8	28.8	138.5
Thereafter	51.6	1,496.6	227.5	971.0

Total minimum payments	$154.4	$3,000.4	$392.6	$1,802.6

Less amount representing interest			(129.0)

Present value of minimum capital lease payments			263.6
Current portion of capital lease obligation			(19.9)

Long-term portion of capital lease obligation			$243.7

(a)	Lease commitments under operating leases have not been reduced by minimum sublease rentals of $1,743.4 million due in the future under noncancelable subleases.

Summary of Property Revenue

Property revenues are comprised primarily of rental income from operating leases and earned income on direct financing leases with franchisees as follows (in millions):

	2014	2013	2012
Rental income:
Minimum	$182.1	$165.9	$108.1
Contingent	38.1	25.0	17.4
Amortization of favorable and unfavorable income lease contracts, net	7.2	5.6	6.3

Total rental income	227.4	196.5	131.8
Earned income on direct financing leases	15.3	17.2	19.5

Total property revenues	$242.7	$213.7	$151.3

Summary of Rent Expense Associated with Lease Commitments

Rent expense associated with the lease commitments is as follows (in millions):

	2014	2013	2012
Rental expense:
Minimum	$109.1	$115.0	$148.8
Contingent	8.0	4.9	9.3
Amortization of favorable and unfavorable payable lease contracts, net	3.5	0.9	(2.4)

Total rental expense (a)	$120.6	$120.8	$155.7

(a)	Amounts include rental expense related to properties subleased to franchisees of $103.3 million for 2014, $94.0 million for 2013 and $74.4 million for 2012.

Impact of Favorable and Unfavorable Lease Amortization on Operating Income

The impact of favorable and unfavorable lease amortization on operating income is as follows (in millions):

	2014	2013	2012
Franchise and property revenues	$5.7	$5.6	$6.3
Cost of sales	(0.3)	(1.3)	(3.4)
Franchise and property expenses	3.8	2.2	1.0

Estimated Future Amortization of Favorable and Unfavorable Lease Contracts

Estimated future amortization of favorable and unfavorable lease contracts subject to amortization are as follows (in millions):

	Cost of Sales		Franchise and Property Revenue		Franchise and Property Expenses
	Favorable	Unfavorable	Favorable	Unfavorable	Favorable	Unfavorable
2015	$0.3	$(0.3)	$20.9	$(32.4)	$31.8	$(21.7)
2016	0.2	(0.3)	19.0	(29.5)	29.7	(20.2)
2017	0.2	(0.3)	17.8	(27.9)	27.7	(18.8)
2018	0.2	(0.2)	16.4	(26.2)	25.5	(17.5)
2019	0.2	(0.1)	15.0	(24.1)	23.3	(15.7)
Thereafter	2.2	(0.2)	74.3	(111.3)	123.2	(81.8)

Total	$3.3	$(1.4)	$163.4	$(251.4)	$261.2	$(175.7)